Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Fair Value of Derivative Financial Instruments
The fair value of derivative financial instruments at 31 December 2019 and 2018 are attributable to the following:

	31 December 2019		31 December 2018
	Assets	Liabilities	Assets	Liabilities
Held for trading	443,880	72,539	709,617	131,097
Derivatives used for hedging	483,448	—	730,924	—

Total	927,328	72,539	1,440,541	131,097

Details of Participating Cross Currency Swap and FX Swap Contracts
The notional amount and the fair value of participating cross currency swap and cross currency swap contracts for hedging purposes at 31 December 2019 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Participating cross currency swap contracts

TL	1,820,280	EUR	433,400	148,066	23 October 2025
TL	257,478	EUR	56,004	7,675	22 April 2026
TL	85,593	USD	18,668	21,581	22 April 2026
TL	145,000	USD	50,000	97,030	16 September 2020
TL	128,833	USD	33,333	57,280	16 September 2020
TL	97,833	USD	33,333	63,358	16 September 2020
TL	64,667	USD	16,667	28,394	16 September 2020
TL	245,951	USD	46,670	9,893	22 April 2026
Cross currency swap contracts

TL	115,628	RMB	189,107	50,171	22 April 2026

Derivatives used for hedge accounting financial assets				483,448

EUR 489,404 participating cross currency swap contracts includes TL 833,786 guarantees after the CSA agreement.

Held for trading
Cross currency swap, participating cross currency swap, FX swap and option contracts
The notional amount and the fair value of cross currency swap, participating cross currency swap, FX swap and option contracts for hedging purposes at 31 December 2019 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Cross currency swap contracts
TL	242,873	USD	70,500	178,968	16 September 2020
TL	269,451	USD	70,500	148,452	22 December 2020
TL	137,952	USD	24,000	5,625	20 March 2023
TL	138,816	USD	24,000	5,044	23 March 2023
TL	84,224	EUR	15,040	10,691	23 September 2021
TL	91,008	EUR	14,400	5,141	23 September 2021
TL	35,818	RMB	45,259	944	22 April 2026
Participating cross currency swap contracts
TL	172,772	EUR	28,002	9,904	22 April 2026
TL	171,092	EUR	28,002	21,355	22 April 2026
TL	227,750	EUR	37,336	8,705	22 April 2026
TL	77,520	EUR	12,000	1,097	16 September 2020
TL	261,912	USD	46,670	12,195	22 April 2026
TL	108,349	USD	18,668	3,930	22 April 2026
TL	135,051	USD	23,335	4,674	22 April 2026
TL	215,354	USD	37,336	7,813	22 April 2026
TL	174,000	USD	30,000	1,506	15 June 2026
TL	186,050	USD	32,669	9,936	22 April 2026
FX swap contracts (*)
USD	20,000	TL	117,860	67	27 February 2020
USD	20,000	TL	117,900	51	27 February 2020
Option contracts
EUR	25,000	USD	28,038	186	3 January 2020
USD	50,000	TL	275,000	11	3 January 2020

Held for trading derivative financial assets				436,295

(*)	There will be a purchase of USD 40,000 on 27 May 2020 in exchange for TL 241,046 in terms of the FX swap contract dated 27 November 2019.

Currency forward contracts
The notional amount and the fair value of currency forward contracts for trading purposes at 31 December 2019 are as follows:

Buy
Currency	Notional amount	Fair Value	Maturity
USD	30,000	2,081	28 February 2020
USD	7,500	952	30 March 2020
USD	7,500	916	29 June 2020
USD	10,000	1,038	30 March 2020
USD	10,000	1,016	29 June 2020
USD	7,500	797	30 March 2020
USD	7,500	785	29 June 2020

Held for trading derivative financial assets		7,585

Held for trading
FX swap, interest swap and participating cross currency swap contracts
The notional amount and the fair value of FX swap, interest swap and participating cross currency swap contracts for hedging purposes at 31 December 2019 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
FX swap contracts
EUR	50,000	USD	55,488	(3,005)	07 January 2020
EUR	75,000	USD	83,232	(4,512)	07 January 2020
EUR	175,000	USD	194,560	(8,508)	08 January 2020
EUR	50,000	USD	55,588	(2,432)	08 January 2020
EUR	50,000	USD	55,588	(2,434)	08 January 2020
EUR	85,000	USD	94,397	(4,748)	08 January 2020
EUR	90,000	USD	100,492	(2,301)	21 January 2020
EUR	20,000	USD	22,332	(510)	21 January 2020
EUR	175,000	USD	195,346	(4,875)	22 January 2020
EUR	50,000	USD	55,825	(1,448)	28 January 2020
EUR	70,000	USD	78,154	(2,036)	28 January 2020
EUR	90,000	USD	100,484	(2,612)	28 January 2020
EUR	50,000	USD	55,825	(1,448)	28 January 2020
TL	11,211	USD	1,860	(3)	28 February 2020
Interest swap contracts
USD	93,340	USD	93,340	(7,802)	22 April 2026
USD	46,670	USD	46,670	(3,101)	22 April 2026
USD	37,336	USD	37,336	(959)	22 April 2026
USD	32,669	USD	32,669	(849)	22 April 2026
Participating cross currency swap contracts
TL	105,848	USD	18,668	(14,265)	22 April 2026
TL	162,552	USD	28,002	(4,691)	22 April 2026

Total held for trading derivative financial liabilities				(72,539)

Derivatives used for hedging
Participating cross currency swap and cross currency swap contracts
The notional amount and the fair value of participating cross currency swap and cross currency swap contracts for hedging purposes at 31 December 2018 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Participating cross currency swap contracts
TL	1,650,000	EUR	500,000	208,462	23 October 2025
TL	275,850	EUR	60,000	64,670	22 April 2026
TL	435,000	USD	150,000	167,116	16 September 2020
TL	293,500	USD	100,000	108,777	16 September 2020
TL	194,000	USD	50,000	39,394	16 September 2020
TL	386,500	USD	100,000	79,688	16 September 2020
TL	91,700	USD	20,000	9,234	22 April 2026
Cross currency swap contracts
TL	123,878	RMB	202,600	53,583	22 April 2026

Derivatives used for hedge accounting financial assets				730,924

EUR 500,000 participating cross currency swap contracts includes TL 690,146 guarantees after CSA agreement.

Held for trading
FX swap, cross currency swap and participating cross currency swap contracts
The notional amount and the fair value of FX swap, cross currency swap, participating cross currency swap contracts for hedging purposes at 31 December 2018 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
FX swap contracts
TL	266,760	USD	50,000	(3,715)	2 January 2019
TL	266,510	USD	50,000	(3,465)	2 January 2019
TL	719,996	USD	135,000	(9,774)	2 January 2019
TL	212,736	USD	40,000	(2,300)	2 January 2019
TL	265,925	USD	50,000	(2,880)	2 January 2019
TL	1,366	USD	253	(48)	19 March 2019
TL	4,199	USD	680	(939)	16 January 2019
TL	5,681	USD	920	(1,277)	22 January 2019
TL	6,040	EUR	1,000	(41)	2 January 2019
USD	68,654	EUR	60,000	(861)	15 January 2019
USD	11,462	EUR	10,000	(4)	8 January 2019
Cross currency swap contracts
TL	6,159	USD	1,000	(912)	28 January 2019
TL	6,159	USD	1,000	(910)	24 January 2019
TL	130,488	USD	24,000	(9,365)	20 March 2023
TL	268,200	USD	50,000	(5,791)	14 June 2019
TL	128,436	USD	24,000	(2,652)	19 June 2019
TL	169,368	EUR	24,000	(24,895)	8 January 2019
TL	118,800	EUR	18,000	(22,051)	23 September 2021
TL	111,732	EUR	18,867	1,920	14 February 2019
TL	185,100	EUR	30,000	(8,296)	22 April 2026
TL	183,300	EUR	30,000	(8,642)	22 April 2026
Participating cross currency swap contracts
TL	193,800	EUR	30,000	(7,148)	16 September 2020
TL	113,400	USD	20,000	(17,051)	22 April 2026

Total Held for trading derivative financial liabilities				(131,097)

Held for trading
Cross currency swap contracts
The notional amount and the fair value of cross currency swap contracts for hedging purposes at 31 December 2018 are as follows:

Sell		Buy
Currency	Notional amount	Currency	Notional amount	Fair Value	Maturity
Cross currency swap contracts
TL	67,410	USD	18,000	27,928	28 January 2019
TL	95,550	USD	25,000	36,751	24 January 2019
TL	52,164	USD	14,620	27,870	16 July 2019
TL	69,744	USD	19,780	38,636	22 July 2019
TL	242,873	USD	70,500	160,594	16 September 2020
TL	269,451	USD	70,500	131,437	22 December 2020
TL	191,300	USD	50,000	74,095	13 February 2019
TL	98,625	EUR	25,000	57,161	13 June 2019
TL	203,600	EUR	50,000	109,610	23 July 2019
TL	97,997	EUR	21,500	37,825	19 December 2019
TL	105,280	EUR	18,800	7,710	23 September 2021

Total held for trading derivative financial assets				709,617

Fair value of derivative instruments and risk management

Summary of Fair Value of Financial Assets and Financial Liabilities	This section explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements.

An explanation of each level is as follows:

	Fair values
	31 December 2019	31 December 2018	Fair Value hierarchy	Valuation Techniques
a) Participating cross currency swap contracts (*)	495,436	653,142	Level 3	Pricing models based on discounted cash Present value of the estimated future cash flows based on unobservable yield curves and end period FX rates
-Held for trading	62,159	(24,199)
-Derivatives used for hedging	433,277	677,341
b) FX swap, currency, interest swap and option contracts	351,768	656,302	Level 2	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
-Held for trading	301,597	602,719
-Derivatives used for hedging	50,171	53,583
c) Currency forward contracts	7,585	—	Level 2	Forward exchange rates at the balance sheet date
-Held for trading	7,585	—

(*)
Since the
bid-ask
spread is unobservable input; in the valuation of participating cross currency swap contracts, prices in the bid-ask
price range that were considered the most appropriate were used instead of mid prices. If mid prices were used in the valuation the fair value of participating cross currency swap contracts would have been TL 116,684 lower as at 31 December 2019 (31 December 2018: TL 123,995).

Summary of Financial Assets and Financial Liabilities Measured and Recognised at Fair Value
The following tables present the Group’s financial assets and financial liabilities measured and recognized at fair value at 31 December 2019 and 2018 on a hedge accounting basis:

Fair values
Currency	Nominal Value	Maturity Date	31 December 2019	31 December 2018	Fair Value hierarchy	Hedge Ratio	Change in intrinsic value of outstanding hedging instruments since 1 January	Change in value of hedging item used to determine hedge effectiveness
Participating cross currency swap contracts
EUR Contracts	433,400	23 October 2025	148,066	208,462	Level 3	1:1	293,774	(293,774)
EUR Contracts	56,004	22 April 2026	7,675	64,670	Level 3	1:1	36,344	(36,344)
USD Contracts	133,333	16 September 2020	246,062	394,975	Level 3	1:1	61,424	(61,424)
USD Contracts	46,670	22 April 2026	9,893	—	Level 3	1:1	15,215	(15,215)
USD Contracts	18,668	22 April 2026	21,581	9,234	Level 3	1:1	13,436	(13,436)
Cross currency swap contracts
CNY Contracts	189,107	22 April 2026	50,171	53,583	Level 2	1:1	19,172	(19,172)

Fair values
Currency	Nominal Value	Maturity Date	31 December 2018	31 December 2017	Fair Value hierarchy	Hedge Ratio	Change in intrinsic value of outstanding hedging instruments since 1 July	Change in value of hedging item used to determine hedge effectiveness
Participating cross currency swap contracts
EUR Contracts	500,000	23 October 2025	208,462	627,385	Level 3	1:1	359,400	(359,400)
EUR Contracts	60,000	22 April 2026	64,670	1,078	Level 3	1:1	43,128	(43,128)
USD Contracts	400,000	16 September 2020	394,975	224,560	Level 3	1:1	179,388	(179,388)
USD Contracts	20,000	10 April 2026	9,234	—	Level 3	1:1	13,519	(13,519)
Cross currency swap contracts
CNY Contracts	202,600	22 April 2026	53,583	—	Level 2	1:1	15,600	(15,600)

Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments
An increase/decrease of interest rates by 100 basis points would have (decreased)/increased equity and profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular foreign exchange rates, remain constant. The analysis is performed on the same basis at 31 December 2019 and 2018:

	Profit or loss		Equity
	100 bps increase	100 bps decrease	100 bps increase	100 bps decrease
31 December 2019
Variable rate instruments (financial liability)	(225,528)	225,528	—	—

Cash flow sensitivity (net)	(225,528)	225,528	—	—

31 December 2018
Variable rate instruments (financial liability)	(234,196)	234,196	—	—

Cash flow sensitivity (net)	(234,196)	234,196	—	—

Interest rate risk and currency risk [member]
Statement [LineItems]
Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments

	Profit or Loss		Equity, net of tax
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
31 December 2019
Participating cross currency swap contracts	376,920	519,967	(102,693)	(180,974)
Cross currency swap contracts	17,631	16,516	(16,644)	(18,114)

Cash Flow sensitivity (net)	394,551	536,483	(119,337)	(199,088)

	Profit or Loss		Equity, net of tax
	100 bp increase	100 bp decrease	100 bp increase	100 bp decrease
31 December 2018
Participating cross currency swap contracts	937,845	9,455	(360,596)	(259,066)
Cross currency swap contracts	31,584	320	1,452	4,765

Cash Flow sensitivity (net)	969,429	9,775	(359,144)	(254,301)

Participating cross currency swap contracts [member]
Statement [LineItems]
Summary of Fair Value of Financial Assets and Financial Liabilities
Movements in the participating cross currency swap contracts for the years ended 31 December 2019 and 31 December 2018 are stated below:

	31 December 2019	31 December 2018
Opening balance	653,142	950,862
Cash flow effect	(582,580)	(612,466)
Total gain/loss:
Gains recognized in profit or loss	424,874	314,746

Closing balance	495,436	653,142